Revenue from Contracts with Customers (Tables)	3 Months Ended
Dec. 31, 2024
Revenue [abstract]
Summary of Disaggregation of Revenue by Sales Channels

For disaggregation of revenue by geography refer to Note 5 – Segment information. Disaggregation of revenue by sales channels was as follows:

	Three months ended December 31,
	2024	2023
B2B	182,045	140,410
DTC	178,517	160,655
Other	1,157	1,859
Revenue	361,719	302,924